Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis using Significant Unobservable Inputs (Level 3) (Detail) (Contingent consideration [Member], Scott Spirit [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent consideration [Member] | Scott Spirit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ (10,894)
Initial liability included in Partners' equity		(10,082)
Partial settlement of liability	5,870
Unrealized loss included in Other income - net	(657)	(812)
Fair value at end of period	$ (5,681)	$ (10,894)